Investments in Master Trust (Additional Information) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 001 [Member]
EBP, Master Trust [Line Items]
Plan' s interest in Master Trust	$ 1,458,721,397	$ 1,262,435,669